Warrant Liability (Details Narrative) (USD $)	3 Months Ended	6 Months Ended
	Mar. 31, 2013	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2011
Warrant Liability Details Narrative
Liability for warrants	$ 0	$ 0	$ 19,319,000	$ 19,717,000	$ 23,405,000
Loss from operations	$ 5,020,000	$ 510,000